UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0578
Washington, DC 20549	Expires: May 31, 2006
Estimated average burden
FORM N-Q	hours per response: 21.09

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21601

Registrant Name: PIMCO Floating Rate Strategy Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna — 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 7/31/06

Date of Reporting Period: 4/30/06

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Floating Rate Strategy Fund Schedule of Investments
April 30, 2006 (unaudited)

Principal
Amount
(000)		Value*

SENIOR LOANS—73.6% (a)(b)(c)
Aerospace—0.9%
	K & F Industries, Inc., Term B,
$4,267	7.08%, 11/18/12	$4,328,060
2,223	7.34%, 11/18/12	2,254,198
	Standard Aero Holdings, Inc.,
3,148	6.96%, 8/24/12	3,148,148
525	7.07%, 8/24/12, Term B	524,691
1,574	7.25%, 8/30/12, Term B	1,574,074
		11,829,171

Airlines—0.5%
	United Airlines, Inc.,
5,250	8.625%, 1/9/11, Term B (g)	5,342,012
750	8.625%, 1/9/11, Term DD	762,000
		6,104,012

Apparel & Textiles—0.2%
	Simmons Co., Term C,
507	7.25%, 12/19/11	515,519
1,952	7.375%, 12/19/11	1,985,132
189	7.50%, 12/19/11	192,358
		2,693,009

Automotive—1.2%
	Dura Operating Corp.,
667	8.576%, 4/28/11	674,445
1,333	8.63%, 4/28/11	1,348,889
	Hertz Corp.,
556	4.93%, 12/21/12	561,886
1,264	6.96%, 12/21/12, Term B	1,278,852
1,255	7.09%, 12/21/12, Term B	1,269,260
1,264	7.26%, 12/21/12, Term B	1,278,851
3,000	Lear Corp., 5.00%, 3/23/12	3,013,125
	Visteon Corp.,
1,395	8.85%, 6/25/07	1,414,254
4,001	9.25%, 6/25/07	4,056,581
1,602	9.575%, 6/25/07	1,624,134
		16,520,277

Automotive Products—4.9%
8,722	Affinia Group, 8.13%, 11/30/11, Term B	8,659,421
	Cooper Standard Automotive, Inc.,
3,962	7.50%, 12/31/11, Term B	3,984,312
6,374	7.50%, 12/31/11, Term C	6,409,545
	Delphi Corp.,
1,500	7.375%, 10/8/07, Term A	1,529,375
6,743	13.25%, 6/14/11	7,018,734
6,000	Fed Mogul Corp., 6.813%, 11/23/06, Term B	6,019,686
	Goodyear Tire & Rubber Co.,
10,500	7.954%, 4/30/10, Term A	10,660,787
2,000	8.704%, 4/1/11	2,020,358
886	Plastech Engineered Products, Inc., 9.729%, 2/12/10, Term B	840,424
6,175	Polypore, Inc., 7.98%, 11/12/11, Term B	6,251,939
	Tenneco Automotive, Inc.,
2,610	7.02%, 12/12/10, Term B	2,650,521
1,141	7.076%, 12/12/10, Term B1	1,158,824

PIMCO Floating Rate Strategy Fund Schedule of Investments
April 30, 2006 (unaudited)

Principal
Amount
(000)		Value*
Automotive Products—(continued)
$5,925	TRW Automotive, Inc., 6.00%, 10/31/10, Term E	$5,957,588
2,520	VWR International, Inc., 7.34%, 4/7/11, Term B	2,558,309
		65,719,823

Banking—0.6%
	Aster Co., Ltd.,
€2,800	5.299%, 9/19/13, Term B	3,525,258
$2,137	7.479%, 9/19/13, Term B1	2,136,319
2,214	7.979%, 9/19/14, Term C1	2,212,981
		7,874,558

Building/Construction—1.4%
	Masonite International Corp., Term B,
56	6.527%, 4/6/13	56,018
57	6.979%, 4/6/13	56,113
9,787	7.108%, 4/6/13	9,732,181
	Nortek, Inc.,
9,334	6.69%, 8/27/11	9,419,798
24	8.50%, 8/27/11	23,969
		19,288,079

Chemicals—5.9%
	Basell NV,
€4,500	5.324%, 9/15/13, Term B	5,750,002
5,095	5.723%, 9/15/14, Term C	6,539,057
$10,283	Celanese AG, 6.979%, 4/6/11, Term B	10,449,105
5,667	Chart Industries, 6.625%, 10/14/12, Term B	5,774,690
4,000	Cognis B.V., 7.42%, 5/12/12, Term B1	4,029,728
€2,920	Cognis Deutschland GMBH, 4.834%, 5/12/11, Term A	3,686,800
	Hercules, Inc., Term B,
$59	6.479%, 10/8/10	60,058
1,311	6.528%, 10/8/10	1,324,816
4,825	Huntsman International LLC, 6.679%, 8/10/12	4,857,746
	INEOS Holdings Ltd.,
€5,000	7.339%, 10/7/12, Term A4	5,057,500
2,000	7.339%, 10/7/13, Term B1	2,022,376
2,000	7.839%, 10/7/14, Term C1	2,031,626
	Innophos, Inc., Term B,
$1,962	7.21%, 8/15/11	1,990,427
1,482	7.25%, 8/15/11	1,503,428
	KRATON Polymers Group LLC,
81	7.00%, 12/2/09	81,176
1,571	7.50%, 12/2/09	1,574,704
2,591	7.50%, 12/23/10	2,597,645
7,885	Lyondell-CITGO Refining L.P, 6.527%, 5/21/07, Term B	7,943,784
	Nalco Co., Term B,
163	6.44%, 11/1/10	164,878
3,508	6.50%, 11/4/10	3,552,676
2,605	6.60%, 11/1/10	2,638,054
2,442	6.73%, 11/1/10	2,473,176
2,970	Niagara Holdings, Inc., 7.00%, 2/11/12, Term B	3,015,168
		79,118,620

Commercial Products—1.3%
2,000	Alliance Laundry Holdings LLC, 7.09%, 1/27/12, Term B	2,026,442

PIMCO Floating Rate Strategy Fund Schedule of Investments
April 30, 2006 (unaudited)

Principal
Amount
(000)		Value*
Commercial Products—(continued)
	Rexel S.A.,
$3,500	7.667%, 1/20/13, Term B1	$3,553,844
3,500	8.167%, 4/18/14, Term C1	3,569,657
	Sigmakalon,
€1,000	5.022%, 6/30/12, Term A	1,254,749
2,456	5.522%, 9/19/12, Term B	3,116,688
44	5.522%, 9/19/12, Term B1	56,292
151	6.022%, 9/19/13, Term C	192,652
2,349	6.022%, 9/19/13, Term C1	2,994,658
		16,764,982

Computer Services—0.9%
$11,910	SunGard Data Systems, Inc., 7.215%, 2/11/13	12,062,067

Computer Software—0.7%
	Spectrum Brands Corp., Term B,
328	6.78%, 2/6/12	330,687
1,298	7.24%, 2/6/12	1,308,214
386	7.27%, 2/7/12	389,055
325	7.36%, 2/7/12	327,054
6,171	UGS Corp., 7.00%, 3/31/12, Term B	6,253,142
		8,608,152

Consumer Products—1.9%
	Eastman Kodak Co., Term B,
867	6.82%, 10/14/12	877,660
348	7.101%, 10/14/12	352,041
439	7.18%, 10/14/12	443,935
877	7.19%, 10/18/12	887,871
2,707	7.33%, 10/14/12	2,739,114
9,510	Jarden Corp., 6.99%, 1/24/12, Term B1	9,614,876
	Rayovac Corp., Term B,
909	7.22%, 2/7/12	915,749
3,571	7.53%, 2/6/12	3,597,588
470	7.58%, 2/7/12	473,622
566	7.61%, 2/6/12	570,460
	Revlon, Inc.,
1,513	10.69%, 7/31/10	1,554,094
756	10.72%, 7/9/10	777,047
1,513	10.91%, 7/31/10	1,554,094
1,513	11.02%, 7/31/10	1,554,094
		25,912,245

Containers & Packaging—3.9%
	Graham Packaging Co., Term B,
3,939	6.938%, 9/15/11	3,989,064
2,760	7.188%, 10/7/11	2,794,440
3,180	7.25%, 9/15/11	3,219,719
7,340	Horizon Lines LLC, 7.17%, 7/7/11	7,441,231
	Intertape Polymer Group, Inc., Term B,
3,001	7.14%, 7/28/11	3,045,131
436	7.278%, 7/28/11	442,606

PIMCO Floating Rate Strategy Fund Schedule of Investments
April 30, 2006 (unaudited)

Principal
Amount
(000)		Value*
Containers & Packaging—(continued)
	JSG Packaging,
€89	5.142%, 11/29/13	$113,538
154	5.216%, 11/29/13 (g)	196,688
113	5.331%, 11/29/13	143,865
295	5.331%, 11/29/13, Term B	377,121
75	5.417%, 11/29/13	95,910
274	5.471%, 11/29/13 (g)	349,069
89	5.642%, 11/29/14	113,538
113	5.831%, 11/29/14	143,865
295	5.831%, 11/29/14, Term C	377,121
75	5.917%, 11/29/14	95,910
154	5.966%, 11/29/14 (g)	197,173
274	5.971%, 11/29/14 (g)	349,929
$2,250	7.398%, 11/29/13, Term B (g)	2,247,903
2,250	7.898%, 11/29/14, Term C (g)	2,247,903
	Smurfit-Stone Container,
1,528	4.056%, 11/1/10	1,549,991
3,706	7.125%, 11/1/10, Term B	3,759,425
1,206	7.125%, 11/1/10, Term C	1,223,059
848	7.125%, 11/1/11	860,058
2,505	7.125%, 11/1/11, Term C	2,541,423
4,420	7.25%, 11/1/11, Term B	4,483,778
	Solo Cup Co., Term B,
3	5.42%, 2/27/11	2,554
4,459	7.479%, 2/27/11	4,511,000
4,653	7.61%, 2/27/11	4,706,344
		51,619,356

Diversified Manufacturing—0.9%
4,103	Demag Holdings, 6.45%, 12/23/11, Term A2	4,090,204
5,000	Invensys PLC, 9.431%, 12/30/09	5,112,500
	Linpac Mouldings Ltd.,
1,016	7.71%, 4/16/12, Term B1	1,015,068
1,277	8.21%, 4/16/12, Term C1	1,279,540
		11,497,312

Drugs & Medical Products—0.6%
	Warner Chilcott PLC,
282	7.44%, 6/30/06 (g)	285,285
704	7.44%, 1/4/12	710,179
2,181	7.44%, 1/18/12, Term B	2,199,386
704	7.53%, 1/4/12	710,446
787	7.86%, 1/18/12	793,538
2,047	7.86%, 1/18/12, Term B	2,063,464
1,704	7.86%, 1/18/12, Term C	1,717,720
		8,480,018

Electronics—0.5%
4,975	Avago, 7.318%, 12/1/12, Term DD	5,004,542
1,000	Sensata Technologies, Inc., 5.00%, 4/21/13	1,006,719
		6,011,261

PIMCO Floating Rate Strategy Fund Schedule of Investments
April 30, 2006 (unaudited)

Principal
Amount
(000)		Value*
Energy—2.2%
	Covanta Energy Corp.,
$333	4.527%, 6/24/12	$338,176
708	4.96%, 6/24/12	718,734
664	7.96%, 6/30/12, Term B	674,813
81	7.97%, 6/30/12, Term B	82,571
1,500	10.46%, 5/12/13, Term DHC	1,537,500
1,500	10.47%, 5/12/13, Term DHC	1,537,500
	Foundation Coal Holdings, Inc., Term B,
1,903	6.44%, 7/30/11	1,934,930
2,651	6.75%, 7/30/11	2,695,082
11,096	Headwaters, Inc., 7.08%, 4/30/11, Term B	11,197,478
	NRG Energy, Inc.,
2,443	6.82%, 9/30/12, Term B	2,472,361
557	6.979%, 9/30/12	563,690
	Targa Resources, Inc.,
581	4.854%, 10/5/11	588,206
3,000	6.83%, 10/5/07	3,039,063
12	7.229%, 10/5/12, Term B	12,254
1,645	7.23%, 10/5/12, Term B	1,666,583
750	7.25%, 10/5/12, Term B	759,766
		29,818,707

Entertainment—1.8%
2,494	AMC Entertainment, Inc., 7.114%, 1/5/13	2,521,805
13,000	MGM Studios, 7.229%, 4/8/12, Term B	13,158,444
	Warner Music Group, Inc., Term B,
1,666	6.406%, 2/27/11	1,685,109
2,213	6.58%, 2/28/11	2,238,318
351	6.59%, 2/27/11	354,610
1,666	6.78%, 2/27/11	1,685,109
1,649	7.09%, 2/27/11	1,668,257
347	7.205%, 2/27/11	351,064
		23,662,716

Financial Services—1.2%
5,272	Global Cash Access LLC, 6.75%, 3/10/10, Term B	5,339,916
	Satbirds Finance SARL,
€4,500	1.167%, 4/4/12, Term A	5,670,201
€3,500	4.667%, 4/4/13, Term B	4,449,448
		15,459,565

Food Services—1.7%
	Arby’s Restaurant Group, Inc., Term B,
$5,748	7.06%, 7/25/12	5,819,399
2,766	7.229%, 7/25/12	2,800,786
2,899	7.376%, 7/25/12	2,935,050
	Dominos, Inc., Term B,
1,437	6.438%, 6/25/10	1,451,553
6,081	6.50%, 6/25/10	6,140,254
3,866	Michael Foods, Inc., 6.671%, 11/21/10, Term B	3,915,704
		23,062,746

Funeral Services—0.4%
	Alderwoods Group, Inc., Term B,
1,290	6.901%, 9/17/08	1,301,898
1,668	6.91%, 9/17/09	1,683,313
543	6.929%, 9/17/08	548,333
1,866	7.00%, 9/17/08	1,882,795
		5,416,339

PIMCO Floating Rate Strategy Fund Schedule of Investments

April 30, 2006 (unaudited)

Principal
Amount
(000)		Value*
Healthcare & Hospitals—3.4%
	DaVita, Inc.,
$1,617	6.69%, 5/16/12	$1,636,356
739	6.69%, 10/5/12, Term B	747,621
6,648	6.99%, 5/16/12	6,728,590
2,585	6.99%, 5/16/12, Term B	2,616,674
739	6.99%, 10/5/12	747,621
886	7.02%, 5/16/12	897,145
554	7.05%, 5/16/12, Term B	560,716
886	7.07%, 5/16/12	897,146
1,160	7.125%, 5/16/12	1,173,765
1,921	7.125%, 5/16/12, Term B	1,943,815
11,000	HealthSouth Corp., 8.15%, 2/2/13	11,134,552
	Psychiatric Solutions, Inc., Term B,
2,731	6.041%, 7/7/12	2,770,024
2,731	6.46%, 7/7/12	2,770,024
9,950	Renal Advantage, Inc., 7.42%, 10/6/12, Term B	10,071,271
		44,695,320

Hotels/Gaming—3.5%
	Aladdin Gaming, Inc.,
4,572	7.99%, 8/31/10, Term A	4,480,692
102	8.99%, 8/31/10, Term B	100,223
693	CCM Merger, Inc., 6.85%, 7/21/12, Term B	698,538
8,732	Choctaw Resort Development Enterprise, Inc., 6.94%, 11/4/11, Term B	8,824,514
	MotorCity Casino, Term B,
1,732	6.80%, 7/21/12	1,746,345
6,519	6.965%, 7/21/12	6,571,496
	Penn National Gaming, Inc., Term B,
1,165	6.34%, 5/26/12	1,181,104
1,165	6.46%, 5/26/12	1,181,104
150	6.73%, 5/26/12	152,133
3,491	6.86%, 5/26/12	3,540,546
4,276	Resorts International, Inc., 7.98%, 3/22/12, Term B	4,329,912
3,393	Venetian Casino, 6.73%, 2/22/12, Term B	3,433,192
10,000	Wynn Resorts Ltd., 7.085%, 12/14/11, Term B	10,117,710
		46,357,509

Machinery—1.0%
5,585	Agco Corp., 6.729%, 6/15/09, Term B	5,654,917
	Mueller Industries, Inc., Term B,
536	7.229%, 9/28/12	544,090
1,428	7.36%, 9/28/12	1,449,617
2,015	7.376%, 9/28/12	2,044,927
	Rexnord Corp., Term B,
2,300	6.93%, 12/31/11	2,328,099
1,595	7.32%, 12/31/11	1,614,149
123	8.50%, 12/31/11	124,165
		13,759,964

Manufacturing—1.0%
4,466	Berry Plastics Corp., 6.84%, 6/30/10	4,512,775
1,500	Bombardier, Inc., 6/30/07 (f)	1,470,000
7,811	Xerium Technologies, Inc., 7.229%, 5/18/12, Term B	7,820,823
		13,803,598

PIMCO Floating Rate Strategy Fund Schedule of Investments
April 30, 2006 (unaudited)

Principal
Amount
(000)		Value*
Measuring Instruments—0.2%
	Dresser, Inc., Term B,
$814	6.778%, 10/29/11	$827,543
1,550	6.964%, 10/29/11	1,576,726
678	7.11%, 10/29/11	689,619
		3,093,888

Metals & Mining—0.5%
	Novelis, Inc.,
4,487	6.44%, 1/7/12, Term B	4,540,134
2,583	6.44%, 1/7/12, Term B2	2,614,017
		7,154,151

Multi-Media—5.3%
3,470	American Media Operations, Inc., 8.12%, 1/30/13	3,514,676
1,250	Atlantic Broadband, Inc., 7.62%, 8/4/12, Term B	1,271,094
	Cablevision Systems Corp.,
2,000	6.58%, 3/29/13, Term B	2,011,040
2,000	6.74%, 3/29/13	2,011,040
15,000	Charter Communications Holdings LLC, 4/25/13, Term B (f)	15,080,055
3,000	CSC Holdings, Inc., 6.67%, 3/29/13, Term B	3,016,560
€2,450	Ekabel Hessen GMBH, 4.894%, 6/7/12, Term A	3,085,502
$6,839	Insight Midwest Holdings LLC, 7.00%, 12/31/09, Term C (g)	6,967,409
9,452	Primedia, 7.09%, 9/30/13, Term B	9,373,732
2,145	Source Media, Inc., 7.21%, 11/8/11, Term B	2,172,692
10,922	Telecordia Technologies, Inc., 7.31%, 9/9/12, Term B	10,933,856
1,823	Thomas Media, 7.21%, 11/8/11	1,846,788
	Young Broadcasting, Inc., Term B,
2,377	7.00%, 5/2/12	2,382,388
7,036	7.125%, 11/3/12	7,051,869
24	7.25%, 5/2/12	23,824
		70,742,525

Oil & Gas—3.5%
	El Paso Corp.,
11,500	4.50%, 11/23/09, Term LC	11,634,171
5,865	6.375%, 2/1/09 (d)	5,821,013
19,141	7.75%, 11/23/09, Term B	19,379,768
3,075	Kinetic Concepts, Inc., 6.73%, 8/11/10, Term B	3,114,437
4,952	OAO Rosneft Oil Co., 6.539%, 12/30/08 (g)	4,954,983
	Vetco International,
625	7.45%, 1/16/12, Term B4	637,057
625	7.95%, 1/16/13, Term C4	632,803
		46,174,232
Paper/Paper Products—1.1%
	Appleton Papers, Inc.,
872	6.33%, 6/9/10	885,173
938	6.83%, 6/11/10	952,061
837	Boise Cascade Holdings LLC, 6.75%, 10/28/11, Term D	848,602
	Georgia-Pacific Corp.,
5,571	6.88%, 12/20/12, Term B	5,608,863
264	6.979%, 12/20/12, Term B	265,720
2,050	7.88%, 12/23/13, Term C	2,096,914
1,367	7.92%, 12/23/13, Term C	1,397,943
1,367	7.958%, 12/23/13, Term C	1,397,943
1,367	8.029%, 12/23/13, Term C	1,397,943
		14,851,162

PIMCO Floating Rate Strategy Fund Schedule of Investments
April 30, 2006 (unaudited)

Principal
Amount
(000)		Value*

Printing/Publishing—0.9%
	RH Donnelly Corp., Term D,
$3,868	6.66%, 6/30/11	$3,888,804
1,289	6.67%, 6/30/11	1,296,268
430	6.68%, 6/30/11	432,090
1,719	6.69%, 6/30/11	1,728,358
430	6.71%, 6/30/11	432,090
2,773	6.73%, 6/30/11	2,787,814
430	6.74%, 6/30/11	432,089
1,289	6.78%, 6/30/11	1,296,268
		12,293,781

Real Estate—0.1%
919	Gables Residential Trust, 6.59%, 7/28/06	923,378

Recreation—1.9%
	Amadeus Global Travel,
€3,450	5.549%, 4/8/13, Term B	4,406,092
€3,450	6.049%, 4/8/14, Term C	4,426,809
$1,750	7.729%, 4/8/13, Term B	1,774,883
1,750	8.229%, 4/8/14, Term C	1,783,633
	Six Flags Theme Parks, Inc., Term B,
1,493	6.96%, 6/30/09	1,505,382
2,452	7.26%, 6/30/09	2,472,526
	Worldspan L.P., Term B,
5,936	7.50%, 2/11/10	5,973,274
394	7.625%, 2/11/10	396,456
1,156	7.688%, 2/11/10	1,162,938
525	7.875%, 2/11/10	528,609
420	7.938%, 2/11/10	422,887
		24,853,489

Retail—0.9%
8,709	Jean Coutu Group, Inc., 7.625%, 7/30/11, UNIT	8,798,114
3,133	Neiman Marcus Group, Inc., 7.34%, 4/6/13	3,179,626
		11,977,740
Semi-Conductors—0.4%
4,938	On Semiconductor Corp., 7.23%, 12/3/11, Term G	5,001,658

Telecommunications—7.4%
2,301	Alliance Atlantis Communications, Inc., 6.479%, 10/19/11	2,320,809
	Centennial Cellular Communications Corp., Term B,
3,383	6.45%, 2/9/11	3,432,225
376	6.83%, 1/20/11	381,358
3,758	7.229%, 1/20/11	3,813,584
218	7.23%, 1/20/11	221,188
534	7.318%, 1/20/11	541,529

PIMCO Floating Rate Strategy Fund Schedule of Investments
April 30, 2006 (unaudited)

Principal
Amount
(000)		Value*
Telecommunications—(continued)
	Consolidated Communications, Inc., Term B,
$1,434	6.28%, 9/18/11	$1,451,336
1,753	6.52%, 9/18/11	1,773,855
3,585	6.729%, 10/14/11	3,628,340
	Debitel AG,
€2,000	5.417%, 6/30/12, Term B	2,535,047
2,000	5.917%, 6/30/14, Term C	2,542,919
2,000	9.667%, 6/30/14	2,584,173
$3,000	Hawaiian Telcom Communications, Inc., 7.23%, 10/31/12, Term B	3,031,875
3,250	Intersat Bridge, 4/24/16 (f)(g)	3,258,149
	Mediacom Broadband LLC,
8,000	5.00%, 2/28/14, Term D	8,000,000
3,200	6.69%, 2/28/14, Term C	3,222,499
2,000	6.78%, 2/28/14, Term C	2,013,594
2,080	6.88%, 2/28/14, Term C	2,094,138
640	6.98%, 2/28/14, Term C	644,500
	Mediacomm Communications Corp., Term A,
31	5.777%, 3/31/10	29,773
467	6.04%, 3/31/10	466,582
1,200	6.52%, 3/31/10	1,199,846
	Nordic Telephone Co. Holdings ApS (e),
€2,550	5.018%, 11/30/13, Term B	3,255,186
2,550	5.018%, 11/30/14, Term C	3,268,388
	PanAmSat Corp.,
$3,023	6.75%, 8/20/09, Term A1	3,057,046
1,580	6.75%, 8/20/09, Term A2	1,598,438
	Qwest Corp.,
11,500	6.95%, 6/30/10, Term B	11,716,821
7,400	9.651%, 6/30/07, Term A	7,588,086
15,000	UPC Distribution Holding B.V., 7.33%, 9/30/12, Term H2	15,096,870
	Valor Telecommunications Enterprises LLC, Term B,
369	6.318%, 2/14/12	370,085
1,976	6.729%, 2/14/12	1,982,601
1,475	6.809%, 2/14/12	1,480,342
		98,601,182

Utilities—3.5%
	AES Corp., Term B,
3,720	5.69%, 8/10/11	3,759,236
3,720	6.75%, 4/30/08	3,759,236
	Allegheny Energy Supply Co. LLC,
1,629	6.35%, 3/8/11, Term C	1,634,283
507	6.352%, 3/8/11	508,777
913	6.41%, 3/8/11	915,799
6,760	6.43%, 3/8/11, Term C	6,781,556
	Midwest Generation LLC,
88	5.809%, 4/27/11, Term B	89,205
2,393	6.28%, 4/27/11, Term B1	2,419,660
1,908	6.50%, 4/27/11	1,929,574
5,955	6.85%, 12/31/11, Term B	6,058,284
1,747	6.86%, 4/27/11, Term B	1,766,639
	Reliant Energy, Inc.,
12,935	6.915%, 4/30/10, Term B2	12,948,478
3,710	7.465%, 4/30/10	3,711,218
		46,281,945

PIMCO Floating Rate Strategy Fund Schedule of Investments
April 30, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
Waste Disposal—1.2%
	Allied Waste North America, Inc.,
$4,545	4.74%, 1/15/12		$4,566,145
2,296	6.48%, 1/15/12		2,307,048
1,928	6.72%, 1/15/12		1,937,627
1,876	6.84%, 1/15/12		1,885,385
5,608	6.86%, 1/15/12		5,635,591
			16,331,796

Wholesale—0.8%
	Roundy’s, Inc., Term B,
5,000	7.70%, 10/27/11		5,071,875
4,975	7.87%, 11/1/11		5,046,516
			10,118,391

Wire & Cable Products—3.4%
	Pirelli Cable S.A.,
€2,500	5.066%, 6/23/13, Term B		3,161,329
2,500	5.566%, 6/23/14, Term C		3,235,727
1,500	9.442%, 6/23/12		1,941,437
	UPC Broadband Holding B.V. ,
4,000	3/31/13, Term J1 (f)		5,063,795
$8,500	3/31/13, Term J2 (f)		8,576,143
€4,000	12/31/13, Term K1 (f)		5,063,795
$8,500	12/31/13, Term K2 (f)		8,576,143
€8,000	5.139%, 4/1/10, Term G		10,102,397
			45,720,766

	Total Senior Loans (cost—$972,058,011)		980,259,490

CORPORATE BONDS & NOTES—16.6%
Airlines—0.4%
	JetBlue Airways Corp., FRN,
$3,454	7.849%, 5/15/10, Ser. 04-2	Ba3/BB	3,478,650
1,739	9.16%, 9/15/09, Ser. 04-1	Ba3/BB	1,761,420
			5,240,070

Chemicals—0.4%
5,750	Hexion US Finance Corp., 9.818%, 7/15/10, FRN	B3/B	5,900,938

Computer Services—0.5%
	Sungard Data Systems, Inc. (d),
2,000	9.125%, 8/15/13	B3/B-	2,145,000
4,000	9.431%, 8/15/13, FRN	B3/B-	4,260,000
			6,405,000

Energy—0.0%
250	Transcontinental Gas Pipe Line Corp., 6.348%, 4/15/08, FRN (d)	Ba2/BB-	252,188

Financial Services—4.3%
3,500	Chukchansi Economic Dev. Auth., 8.06%, 11/15/12, FRN (d)	B2/BB-	3,631,250
3,200	Corsair Netherlands B.V., 11.075%, 3/3/16, FRN (g)	NR/NR	3,206,031
	Ford Motor Credit Co., FRN,
10,000	6.638%, 1/15/10	Ba2/BB-	9,061,880
14,000	7.68%, 11/2/07	Ba2/BB-	13,746,278

PIMCO Floating Rate Strategy Fund Schedule of Investments
April 30, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services—(continued)
	General Motors Acceptance Corp., FRN,
$16,000	6.018%, 7/16/07	Ba1/BB	$15,533,376
5,000	7.02%, 12/1/14	Ba1/BB	4,735,715
295	Simsbury CLO Ltd., 5.669%, 9/24/11, FRN (d)(g)	Aaa/AAA	294,442
	Universal City Florida Holding Co.,
2,000	8.375%, 5/1/10	B3/B-	2,070,000
4,500	9.43%, 5/1/10, FRN	B3/B-	4,657,500
			56,936,472

Multi-Media—2.2%
10,000	Cablevision Systems Corp., 9.62%, 4/1/09, Ser. B, FRN	B3/B+	10,625,000
	CCO Holdings LLC,
2,000	8.75%, 11/15/13	B3/CCC-	1,970,000
6,000	9.035%, 12/15/10, FRN	B3/CCC-	6,135,000
8,000	Charter Communications Holdings II LLC, 10.25%, 9/15/10	Caa1/CCC-	8,100,000
2,000	Paxson Communications Corp., 11.318%, 1/15/13, FRN (d)	B3/CCC-	2,030,000
			28,860,000

Oil & Gas—0.7%
9,500	El Paso Corp., 7.375%, 12/15/12	Caa1/B-	9,618,750

Paper/Paper Products—1.3%
5,000	Abitibi-Consolidated Finance L.P., 7.875%, 8/1/09	B1/B+	5,050,000
8,000	Abitibi-Consolidated, Inc., 8.41%, 6/15/11, FRN	B1/B+	8,160,000
4,000	Bowater, Inc., 7.91%, 3/15/10, FRN	B1/B+	4,060,000
			17,270,000

Special Purpose Entity—0.0%
100	Dow Jones TRAC X North America High Yield Index, 8.625%, 6/29/11 (d)(j)	B3/NR	101,000

Telecommunications—6.8%
2,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B3/B-	2,055,000
5,000	Dobson Cellular Systems, Inc., 9.899%, 11/1/11, FRN	B1/B-	5,200,000
8,499	Echostar DBS Corp., 8.24%, 10/1/08, FRN	Ba3/BB-	8,711,475
5,000	Hawaiian Telcom Communications, Inc., 9.948%, 5/1/13, FRN (d)	B3/CCC+	5,200,000
5,425	Intelsat Subsidary Holding Co., Ltd., 9.614%, 1/15/12, FRN (d)	B2/B+	5,533,500
2,000	New Skies Satellites NV, 9.573%, 11/1/11, FRN	B1/B-	2,070,000
€4,350	Nordic Telephone Co. Holdings ApS, 8.352%, 5/1/16, FRN (b)(d)(e)	B2/B	5,482,904
$5,000	Qwest Capital Funding, Inc., 7.90%, 8/15/10	B3/B	5,156,250
25,650	Qwest Communications International, Inc., 8.249%, 2/15/09, FRN	B2/B	26,291,250
6,000	Qwest Corp., 8.16%, 6/15/13, FRN (d)	Ba3/BB	6,562,500
7,750	Rogers Wireless, Inc., 8.035%, 12/15/10, FRN	Ba2/BB	8,021,250
3,500	Rural Cellular Corp., 9.41%, 3/15/10, FRN	B2/B-v	3,591,875
5,820	Time Warner Telecom Holdings, Inc., 8.749%, 2/15/11, FRN	B2/CCC+	5,965,500
			89,841,504

	Total Corporate Bonds & Notes (cost—$217,187,688)		220,425,922

SOVEREIGN DEBT OBLIGATIONS—1.0%
Brazil—1.0%
10,000	Federal Republic of Brazil, 11.00%, 8/17/40 (cost—$11,429,954)	Ba3/BB	12,887,500

ASSET-BACKED SECURITIES—0.5%
2,183	Bear Stearns Asset Backed Securities, Inc., 5.129%, 12/25/42, FRN	Aaa/AAA	2,183,821
2,908	CIT Group Home Equity Loan Trust, 5.229%, 6/25/33, FRN	Aaa/AAA	2,916,388
1,888	Salomon Brothers Mortgage Securities VII, 5.259%, 3/25/32, FRN	NR/AAA	1,894,454

	Total Asset-Backed Securities (cost—$6,975,486)		6,994,663

PIMCO Floating Rate Strategy Fund Schedule of Investments
April 30, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

MORTGAGE-BACKED SECURITIES—0.1%
$1,701	Master Adjustable Rate Mortgage Trust,
	3.786%, 11/21/34, CMO, FRN (cost—$1,702,920)	Aaa/AAA	$1,689,344

SHORT-TERM INVESTMENTS — 8.3%
Corporate Notes—2.6%
Financial Services—1.9%
8,000	Ford Motor Credit Co., 5.88%, 3/21/07, FRN	Ba2/BB-	7,880,912
	General Motors Acceptance Corp.,
13,000	5.645%, 5/18/06, FRN	Ba1/BB	12,997,244
4,000	6.125%, 9/15/06	Ba1/BB	3,968,860
			24,847,016

Oil & Gas—0.2%
2,500	Gazprom AG, 9.125%, 4/25/07	NR/BB+	2,590,250

Telecommunications—0.1%
1,806	Calpoint Receivable Structured Trust, 7.44%, 12/10/06 (d)	B3/NR	1,819,078

Utilities—0.4%
5,000	NorthWestern Corp., 7.30%, 12/1/06 (d)	Ba1/BBB-	5,063,450

	Total Corporate Notes (cost—$34,330,422)		34,319,794

Commercial Paper—2.4%
Banking—1.1%
14,700	Danske Corp., 4.98%, 7/26/06	NR/NR	14,519,043

Financial Services—1.3%
	UBS Finance, Inc.,
4,400	4.79%, 7/7/06	NR/NR	4,357,496
2,900	4.89%, 7/6/06	NR/NR	2,872,392
9,800	4.93%, 7/13/06	NR/NR	9,697,198
			16,927,086

	Total Commercial Paper (cost—$31,461,926)		31,446,129

U.S. Treasury Bills (h)—1.8%
24,305	4.475%-4.581%, 6/1/06-6/15/06 (cost—$24,172,978)		24,172,978

Repurchase Agreements—1.5%
16,000	Credit Suisse First Boston, dated 4/28/06, 4.62%, due 5/1/06, proceeds $16,006,160: collateralized by U.S. Treasury Note, 3.125%, 9/15/08, valued at $16,432,515 including accrued interest		16,000,000
4,202	State Street Bank & Trust Co., dated 4/28/06, 4.40%, due 5/1/06, proceeds $4,203,541: collateralized by Fannie Mae, 5.25%, 6/15/06, valued at $4,286,960 including accrued interest		4,202,000

	Total Repurchase Agreements (cost—$20,202,000)		20,202,000

	Total Short-Term Investments (cost—$110,167,326)		110,140,901

PIMCO Floating Rate Strategy Fund Schedule of Investments
April 30, 2006 (unaudited)

Contracts/Notional		Value*

OPTIONS PURCHASED (i)—0.0%
	Call Options—0.0%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
2,284	strike price $113, expires 5/26/06	$35,688
	U.S. Treasury Notes 5 yr. Futures, Chicago Board of Trade,
550	strike price $108, expires 5/26/06	8,594
		44,282

	Put Options—0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
460	strike price $91.75, expires 3/19/07	2,875
508	strike price $92.50, expires 12/18/06	3,175
1,063	strike price $92.75, expires 12/18/06	6,644
1,472	strike price $93, expires 12/18/06	9,200
	Japanese Yen, Over the Counter (b)(d),
7,700,000	strike price ¥115, expires 5/26/06	139,542
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
1,745	strike price $101, expires 5/26/06	27,266
		188,702

	Total Options Purchased (cost—$244,822)	232,984

	Total Investments before options written (cost—$1,319,766,207)—100.1%	1,332,630,804

OPTIONS WRITTEN (i)—(0.1)%
	Call Options—(0.0)%
	Swap Option 3 month LIBOR, Over the Counter,
8,600,000	strike rate 0.46%, expires 1/2/07	(5,951)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
1,717	strike price $108, expires 8/25/06	(375,594)
		(381,545)

	Put Options—(0.1)%
	Japanese Yen, Over the Counter (b)(d),
4,100,000	strike price ¥112, expires 5/26/06	(21,927)
3,600,000	strike price ¥112, expires 5/26/06	(16,473)
	Swap Option 3 month LIBOR, Over the Counter,
8,600,000	strike rate 5.90%, expires 1/2/07	(91,126)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
600	strike price $104, expires 5/26/06	(37,500)
875	strike price $105, expires 5/26/06	(218,750)
		(385,776)

	Total Options Written (premiums received—$1,146,564)	(767,321)

	Total Investments net of options written (cost—$1,318,619,643)—100.0%	$1,331,863,483

Other Investments:

(1) Futures contracts outstanding at April 30, 2006:

				Unrealized
		Notional Amount	Expiration	Appreciation
Type		(000)	Date	(Depreciation)
Long:	Financial Future Euro — 90 day	$7,608	12/18/06	$(3,408,604)
	Financial Future Euro — 90 day	288	6/18/07	4,312
	Financial Future Euro — 90 day	288	9/17/07	(419)
	Financial Future Euro — 90 day	288	12/17/07	(2,413)
	Financial Future Euro — 90 day	288	3/17/08	(2,875)
Short:	U.S. Treasury Note 10 yr. Futures	(376)	6/21/06	291,018
	U.S. Treasury Note 5 yr. Futures	(550)	6/30/06	489,844
				$(2,629,137)

(2) Transactions in options written for the period ended April 30, 2006:

	Contracts/Notional	Premiums
Options outstanding, August 31, 2005	9,204,560	$1,412,922
Options written	24,912,585	3,527,471
Options terminated in closing transactions	(9,213,953)	(3,793,829)
Options outstanding, April 30, 2006	24,903,192	$1,146,564

(3) Credit default swap contracts outstanding at April 30, 2006:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Rate Received by Fund	Unrealized Appreciation (Depreciation)

Bank of America
Bombardier	$3,500	6/20/10	3.80%	$255,567
CMS Energy	5,000	12/20/09	2.15%	176,859
Royal Caribbean	5,000	12/20/09	1.12%	113,951
Williams Cos.	5,000	12/20/09	1.65%	143,825
Bear Stearns
Allied Waste	1,500	12/20/07	1.85%	21,895
Arvin Meritor	1,500	12/20/07	1.14%	2,800
Dura Operating	4,500	12/20/09	4.15%	(667,254)
Dynergy	1,500	12/20/09	2.35%	(6,021)
MGM Mirage	5,000	12/20/09	1.54%	115,340
Smurfit-Stone Container	1,500	12/20/09	1.76%	(46,887)
Smurfit-Stone Container	5,000	12/20/09	1.87%	(138,203)
Citigroup
Host Marriot	5,000	12/20/09	1.70%	183,893
Reliant Energy	5,000	12/20/09	3.20%	29,179
Credit Suisse First Boston
Equistar	5,000	12/20/09	2.25%	193,731
Intelsat Bermuda	7,000	3/20/10	3.21%	(262,187)
Samis	2,000	9/20/08	2.45%	21,178
Samis	4,600	12/20/09	2.15%	7,450

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Rate Received by Fund	Unrealized Appreciation (Depreciation)
HSBC Bank
Ford Motor Credit	$2,000	6/20/06	3.25%	$8,900
GMAC	4,000	6/20/06	4.25%	28,361
JP Morgan
NRG Energy	5,000	12/20/09	2.20%	12,742
Lehman Brothers
Boyd	5,000	12/20/09	1.65%	146,975
Ford Motor Credit	3,000	6/20/06	2.90%	10,578
Hayes Lemmerz	5,000	12/20/09	2.50%	(60,465)
HCA	5,000	12/20/09	1.55%	126,395
PanAmSat	3,000	12/20/09	3.00%	70,599
Six Flags	4,000	3/20/10	2.70%	(53,933)
Smurfit-Stone Container	3,000	12/20/09	1.85%	(84,893)
Starwood Hotels & Resort Worldwide	5,000	12/20/09	1.15%	130,356
Station Casinos	5,000	12/20/09	1.45%	106,255
TRW Automotive	5,000	12/20/09	2.05%	125,576
Merrill Lynch
AES Corp.	3,000	12/20/09	2.60%	125,187
Arvin Meritor	4,500	12/20/09	2.25%	4,196
Chesapeake Energy	5,000	12/20/09	1.30%	75,248
CMS Energy	1,500	12/20/09	1.85%	37,895
Delhaize Group	5,000	12/20/09	1.07%	98,366
Nafto Gaz	3,000	4/20/09	3.30%	11,275
Toys R Us	5,000	12/20/09	3.20%	(403,323)
UBS Securities
GMAC	6,000	9/20/06	5.05%	80,499
Wachovia Securities
Ford Motor Credit	5,000	12/20/09	2.14%	(890,880)
GMAC	5,000	12/20/09	2.26%	(1,125,896)
				$(1,274,871)

The Fund received $1,000,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(4) Interest rate swap agreements outstanding at April 30, 2006:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)
Goldman Sachs	$1,000,000	6/21/07	5.25%	3 Month LIBOR	$1,728,300
Goldman Sachs	1,000,000	6/21/07	3 Month LIBOR	5.25%	(1,894,320)
Lehman Brothers	235,100	12/15/07	3 Month LIBOR	5.00%	140,529
Lehman Brothers	30,300	6/21/16	5.00%	3 Month LIBOR	879,469
Lehman Brothers	630,000	12/18/24	5.77%	3 Month LIBOR	(519,378)
Lehman Brothers	613,000	12/18/24	3 Month LIBOR	5.00%	54,637
UBS	261,700	6/21/25	5.70%	3 Month LIBOR	(97,769)
UBS	255,000	6/21/25	3 Month LIBOR	5.70%	50,577
					$342,045

LIBOR—London Inter-Bank Offered Rate

(5) Forward foreign currency contracts outstanding at April 30, 2006:

	U.S. $ Value	U.S. $ Value	Unrealized
	Origination Date	April 30, 2006	Depreciation
Sold:
€66,507,000 settling 5/25/06	$82,292,019	$83,939,546	$(1,647,527)

(6) At April 30, 2006, the Fund held the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Unfunded Commitments
Eastman Kodak	$5,059,375
Hertz Corp.	657,955
Host Marriott L.P. Revolver A	2,537,585
Host Marriott L.P. Revolver B	1,633,333
Nacco	2,020,000
OAO Rosneft Oil Co.	48,183
$11,956,431

*     Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued on the last business day of each week using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for  such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”), for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair-value by Pacific Investment Management Company LLC (the “Sub-Adviser”). Such procedures by the  Sub-Adviser include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any, (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized  if the securities were sold. The Fund’s net asset value is determined weekly on the last business day of the week as of close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Notes to the Schedule of Investments:

(a)             Private Placement. Restricted as to resale and may not have a readily available market.

(b)            Illiquid security.

(c)             These securities generally pay interest at rates which are periodically pre-determined by reference to a base major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)            144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)             When-issued or delayed-delivery security. To be settled/delivered after April 30, 2006.

(f)               Unsettled security, coupon rate undetermined at April 30, 2006.

(g)            Fair-valued security.

(h)            All or partial amount segregated as collateral for futures contracts, when-issued or delayed-delivery securities.

(i)                Non-income producing.

(j)                Credit-linked trust certificate

Glossary

€ - Euros
¥ - Japanese Yen
CLO - Collateralized Loan Obligation
CMO - Collateralized Mortgage Obligation
FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30, 2006.
LIBOR - London Inter-Bank Offered Rate
NR - Not Rated
UNIT - More than one class of securities traded together.

Item 2. Controls and Procedures

a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.CERT. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Floating Rate Strategy Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 26, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 26, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 26, 2006